Portfolio of Investments (unaudited)

As of July 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS—66.5%
AUSTRALIA—0.5%
USD	200	Australia and New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026 (a)(b)	$220,500
USD	113	Mineral Resources Ltd., 8.13%, 05/01/2022 (a)(c)	118,639
			339,139
BAHRAIN—0.7%
USD	460	Oil and Gas Holding Co. BSCC, 7.63%, 11/07/2024 (a)	514,452

BARBADOS—0.3%
USD	210	Sagicor Finance 2015 Ltd., 8.88%, 09/02/2019 (a)(c)	220,500

BRAZIL—3.8%
USD	220	CSN Resources SA, 7.63%, 02/13/2021 (a)(c)	232,914
USD	440	GTL Trade Finance, Inc., 7.25%, 10/16/2043 (a)(c)	532,400
BRL	167	OAS Restructuring BVI Ltd., 5.00%, 08/30/2019 (c)(d)(e)(f)(g)(h)	—
USD	151	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/2020 (a)(c)(f)	150,156
USD	482	Petrobras Global Finance BV, 6.90%, 03/19/2049	540,900
USD	960	Petrobras Global Finance BV, 8.75%, 05/23/2026	1,205,760
			2,662,130
CANADA—0.4%
USD	135	Bombardier, Inc., 7.50%, 03/15/2020 (a)(c)	137,278
USD	33	Bombardier, Inc., 7.88%, 04/15/2022 (a)(c)	33,413
GBP	100	Entertainment One Ltd., 4.63%, 07/15/2022 (a)(c)	124,650
			295,341
CHINA—3.5%
USD	200	China Aoyuan Group Ltd., 6.35%, 01/11/2020 (a)	199,987
USD	200	China Evergrande Group, 8.25%, 03/23/2020 (a)(c)	193,478
USD	200	Country Garden Holdings Co. Ltd., 8.00%, 09/27/2021 (a)(c)	217,336
SGD	250	Eastern Air Overseas Hong Kong Co. Ltd., 2.80%, 11/16/2020 (a)	180,818
USD	200	Industrial & Commercial Bank of China Ltd., (fixed rate to 12/10/2019, variable rate thereafter), 6.00%, 12/10/2019 (a)(b)	201,502
USD	200	Logan Property Holdings Co. Ltd., 7.50%, 02/25/2021 (a)(c)	207,070
USD	200	Scenery Journey Ltd., 13.75%, 11/06/2021 (a)(c)	209,998
USD	200	Shimao Property Holdings Ltd., 6.13%, 02/21/2022 (a)(c)	209,993
USD	200	Tencent Holdings Ltd., 3.98%, 01/11/2029 (a)(c)	210,847
USD	200	Times China Holdings Ltd., 7.63%, 02/21/2021 (a)(c)	205,496
USD	200	Yingde Gases Investment Ltd., 6.25%, 01/19/2021 (a)(c)	203,217
USD	260	Yingde Gases Investment Ltd., 6.25%, 01/19/2021 (a)(c)	264,182
			2,503,924
COLOMBIA—0.6%
USD	121	Banco GNB Sudameris SA, (fixed rate to 04/03/2022, variable thereafter), 6.50%, 04/03/2022 (a)(c)	126,294
USD	275	Bancolombia SA, (fixed rate to 10/18/2022, variable thereafter), 4.88%, 10/18/2022 (c)	281,190
			407,484
CONGO—0.3%
USD	210	HTA Group Ltd., 9.13%, 08/12/2019 (a)(c)	219,429

DENMARK—0.3%
USD	200	DKT Finance ApS, 9.38%, 06/17/2020 (a)(c)	216,490

ECUADOR—0.3%
USD	200	International Airport Finance SA, 12.00%, 03/15/2024 (a)(c)(f)	224,800

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
FRANCE—0.2%
EUR	100	Casino Guichard Perrachon SA, 4.56%, 01/25/2023 (a)	$96,171
EUR	100	La Financiere Atalian SASU, 4.00%, 05/15/2020 (a)(c)	76,721
			172,892
GEORGIA—0.7%
USD	200	Bank of Georgia JSC, 6.00%, 07/26/2023 (a)	203,508
USD	250	Georgian Oil and Gas Corp. JSC, 6.75%, 04/26/2021 (a)	260,110
			463,618
GERMANY—1.0%
SGD	200	Deutsche Bank AG, 4.10%, 02/14/2021	147,806
EUR	250	PrestigeBidCo GmbH, 6.25%, 12/15/2019 (a)(c)	290,236
EUR	135	Summit Properties Ltd., 2.00%, 01/31/2021 (a)(c)	145,590
EUR	100	Tele Columbus AG, 3.88%, 05/02/2021 (a)(c)	102,840
			686,472
GUATEMALA—0.6%
USD	420	Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 09/03/2019 (a)(c)	434,700

HONDURAS—0.3%
USD	220	Inversiones Atlantida SA, 8.25%, 07/28/2020 (a)(c)	227,977

INDIA—3.8%
USD	200	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ, 6.25%, 12/10/2024 (a)	205,290
INR	50,000	Adani Transmission Ltd., 10.25%, 04/15/2021	752,556
USD	200	GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024 (a)	204,800
USD	200	Greenko Solar Mauritius Ltd., 5.55%, 01/29/2021 (a)(c)	198,993
INR	50,000	Indiabulls Housing Finance Ltd., 9.00%, 09/26/2026	709,979
USD	200	Neerg Energy Ltd., 6.00%, 02/13/2020 (a)(c)	197,800
USD	220	Vedanta Resources Ltd., 6.13%, 08/09/2021 (a)(c)	206,618
USD	200	Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/2023 (a)	184,100
			2,660,136
INDONESIA—2.4%
USD	200	Medco Oak Tree Pte Ltd., 7.38%, 05/14/2023 (a)(c)	201,766
USD	200	Medco Platinum Road Pte Ltd., 6.75%, 01/30/2022 (a)(c)	199,412
USD	600	Pertamina Persero PT, 4.30%, 05/20/2023 (a)	627,774
USD	400	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042 (a)	429,500
USD	200	TBG Global Pte Ltd., 5.25%, 02/10/2020 (a)(c)	202,824
			1,661,276
ITALY—0.6%
USD	235	Telecom Italia Capital SA, 6.00%, 09/30/2034	238,525
USD	200	Wind Tre SpA, 5.00%, 11/03/2020 (a)(c)	198,050
			436,575
JAMAICA—0.2%
USD	149	Digicel Group One Ltd., 8.25%, 12/30/2020 (a)(c)	91,172
USD	155	Digicel Group Two Ltd., 8.25%, 09/30/2020 (a)(c)	31,044
			122,216
KAZAKHSTAN—1.3%
USD	640	KazMunayGas National Co. JSC, 4.75%, 04/19/2027 (a)	691,751

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	216	Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/2026 (a)(f)	$220,916
			912,667
LUXEMBOURG—2.3%
USD	425	Altice Financing SA, 7.50%, 05/15/2021 (a)(c)	445,187
EUR	59	Altice Luxembourg SA, 7.25%, 08/30/2019 (a)(c)	66,757
EUR	100	Altice Luxembourg SA, 8.00%, 05/15/2022 (a)(c)	113,854
USD	200	Altice Luxembourg SA, 10.50%, 05/15/2022 (a)(c)	211,750
EUR	340	ARD Finance SA, 6.63%, 09/15/2019 (c)(e)	389,553
EUR	120	INEOS Group Holdings SA, 5.38%, 08/12/2019 (a)(c)	135,674
EUR	109	Kleopatra Holdings 1 SCA, 9.25%, 08/30/2019 (a)(c)(e)	67,859
EUR	152	Matterhorn Telecom Holding SA, 4.88%, 08/12/2019 (a)(c)	170,143
			1,600,777
MALAYSIA—0.8%
MYR	500	Cagamas Bhd, 4.45%, 11/25/2020	122,766
USD	200	Gohl Capital Ltd., 4.25%, 01/24/2027 (a)	208,050
MYR	200	Malaysia Airports Capital Bhd, 4.55%, 08/28/2020	48,857
USD	200	Press Metal Labuan Ltd., 4.80%, 10/30/2020 (a)(c)	199,300
			578,973
MEXICO —0.9%
USD	230	BBVA Bancomer SA, (fixed rate to 01/17/2028, variable rate thereafter), 5.13%, 01/17/2028 (a)(c)	221,087
USD	210	Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2021 (a)(c)	202,346
USD	224	Unifin Financiera SAB de CV SOFOM ENR, (fixed rate to 01/29/2025, variable thereafter), 8.88%, 01/29/2025 (a)(b)	203,562
			626,995
MONGOLIA—0.6%
USD	200	Mongolian Mining Corp/Energy Resources LLC, 9.25%, 04/15/2021 (a)(c)	195,702
USD	200	Trade & Development Bank of Mongolia LLC, 9.38%, 05/19/2020 (a)(i)	206,594
			402,296
NETHERLANDS —1.8%
USD	160	Cimpress NV, 7.00%, 06/15/2021 (a)(c)	160,400
EUR	100	InterXion Holding, 4.75%, 06/15/2021 (a)(c)	120,411
EUR	139	Lincoln Financing SARL, 3.63%, 10/01/2020 (a)(c)	158,489
EUR	100	Lincoln Financing SARL, 3.88%, 04/01/2020 (a)(c)(j)	111,381
EUR	100	Trivium Packaging Finance BV, 3.38%, 08/15/2020 (a)(c)(j)	112,222
EUR	170	UPCB Finance VII Ltd., 3.63%, 06/15/2022 (a)(c)	200,439
USD	410	Ziggo BV, 5.50%, 01/15/2022 (a)(c)	419,738
			1,283,080
NIGERIA—1.6%
USD	210	Ecobank Transnational, Inc., 9.50%, 04/18/2024 (a)	238,532
USD	200	IHS Netherlands Holdco BV, 9.50%, 09/03/2019 (a)(c)	206,760
USD	220	SEPLAT Petroleum Development Co. PLC, 9.25%, 04/01/2020 (a)(c)	234,300
USD	420	United Bank for Africa PLC, 7.75%, 06/08/2022 (a)	449,732
			1,129,324
OMAN—0.3%
USD	230	Oztel Holdings SPC Ltd., 6.63%, 04/24/2028 (a)	235,764

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
RUSSIA—1.6%
USD	301	Evraz PLC, 5.38%, 03/20/2023 (a)	$318,157
USD	230	Gazprom OAO Via Gaz Capital SA, 4.95%, 03/23/2027 (a)	243,823
USD	300	Gazprom OAO Via Gaz Capital SA, 6.00%, 01/23/2021 (a)	313,333
USD	200	GTH Finance BV, 7.25%, 01/26/2023 (a)(c)	221,684
			1,096,997
SAUDI ARABIA—0.3%
USD	200	Saudi Arabian Oil Co., 4.25%, 04/16/2039 (a)	208,167

SINGAPORE—0.6%
USD	200	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable thereafter), 4.52%, 12/11/2023 (a)(c)	211,065
USD	200	Parkway Pantai Ltd., (fixed rate to 07/27/2022, variable rate thereafter), 4.25%, 07/27/2022 (a)(b)	199,300
			410,365
SOUTH AFRICA—0.3%
USD	210	Liquid Telecommunications Financing PLC, 8.50%, 07/13/2020 (a)(c)	211,336

SWEDEN—0.2%
EUR	100	Intrum AB, 3.50%, 07/15/2022 (a)(c)	111,376

SWITZERLAND—0.3%
USD	200	Credit Suisse Group AG, (fixed rate to 12/18/2024, variable rate thereafter), 6.25%, 12/18/2024 (a)(b)	210,625

TURKEY—1.4%
USD	600	Hazine Mustesarligi Varlik Kiralama AS, 5.00%, 04/06/2023 (a)	588,000
USD	209	Turkiye Vakiflar Bankasi TAO, 6.00%, 11/01/2022 (a)	194,370
USD	200	Yapi ve Kredi Bankasi AS, (fixed rate to 01/15/2024, variable thereafter), 13.88%, 01/15/2024 (a)(b)	208,628
			990,998
UKRAINE—1.2%
USD	220	Metinvest BV, 8.50%, 01/23/2026 (a)(c)	233,860
USD	243	MHP Lux SA, 6.95%, 04/03/2026 (a)	249,364
USD	105	Ukreximbank Via Biz Finance PLC, 9.63%, 04/27/2022 (a)(f)	110,184
UAH	6,000	Ukreximbank Via Biz Finance PLC, 16.50%, 03/02/2021 (a)	231,596
			825,004
UNITED ARAB EMIRATES—0.3%
USD	200	MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter), 5.50%, 09/07/2022 (a)(b)	200,404

UNITED KINGDOM—4.3%
EUR	200	Barclays PLC, (fixed rate to 09/15/2019, variable thereafter), 6.50%, 09/15/2019 (b)	221,834
EUR	130	Corral Petroleum Holdings AB, 11.75%, 08/15/2019 (a)(c)(e)	151,825
GBP	110	CYBG PLC, (fixed rate to 02/08/2021, variable thereafter), 5.00%, 02/08/2021 (a)(c)	134,243
GBP	200	CYBG PLC, (fixed rate to 12/08/2022, variable thereafter), 8.00%, 12/08/2022 (a)(b)	233,491
GBP	100	Lloyds Bank PLC, (fixed rate to 01/21/2029, variable thereafter), 13.00%, 01/21/2029 (b)	210,133
GBP	300	Moto Finance PLC, 4.50%, 08/30/2019 (a)(c)	361,546
GBP	185	Paragon Banking Group PLC (The), (fixed rate to 09/09/2021, variable thereafter), 7.25%, 09/09/2021 (a)(c)	239,505
GBP	150	Phoenix Group Holdings, 6.63%, 12/18/2025	202,091
GBP	235	Pinewood Finance Co. Ltd., 3.75%, 12/01/2019 (a)(c)	291,895

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
GBP	135	Pinnacle Bidco PLC, 6.38%, 02/15/2021 (a)(c)	$173,018
GBP	200	RAC Bond Co. PLC, 5.00%, 08/30/2019 (a)(c)	221,064
USD	200	Standard Chartered PLC, (fixed rate to 04/02/2023, variable thereafter), 7.75%, 04/02/2023 (a)(b)	215,000
GBP	100	TalkTalk Telecom Group PLC, 5.38%, 08/30/2019 (a)(c)	124,378
USD	245	Virgin Media Finance PLC, 5.75%, 01/15/2020 (a)(c)	254,727
			3,034,750
UNITED STATES—25.6%
USD	229	ACI Worldwide, Inc., 5.75%, 08/15/2021 (a)(c)	238,160
EUR	200	Adient Global Holdings Ltd., 3.50%, 05/15/2024 (a)(c)	177,674
USD	80	Ally Financial, Inc., 3.88%, 04/21/2024 (c)	82,600
GBP	200	AMC Entertainment Holdings, Inc., 6.38%, 11/15/2019 (c)	236,369
USD	56	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 09/03/2019 (c)	57,064
USD	53	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 06/15/2022 (a)(c)	53,530
USD	120	Banff Merger Sub, Inc., 9.75%, 09/01/2021 (a)(c)	106,800
USD	128	Bank of America Corp., (fixed rate to 09/05/2024, variable thereafter), 6.25%, 09/05/2024 (b)	139,200
USD	239	Bausch Health Americas, Inc., 8.50%, 07/31/2022 (a)(c)	263,223
USD	105	Bausch Health Cos, Inc., 7.00%, 03/15/2020 (a)(c)	110,775
EUR	120	Bausch Health Cos. Inc., 4.50%, 08/30/2019 (a)(c)	134,301
USD	30	Berry Global, Inc., 4.50%, 02/15/2021 (a)(c)	30,075
USD	118	Berry Global, Inc., 4.88%, 07/15/2022 (a)(c)	122,720
USD	240	Boyd Gaming Corp., 6.38%, 04/01/2021 (c)	253,200
USD	122	Bruin E&P Partners LLC, 8.88%, 08/01/2020 (a)(c)	91,195
USD	196	Builders FirstSource, Inc., 5.63%, 09/01/2019 (a)(c)	202,860
USD	6	Builders FirstSource, Inc., 6.75%, 06/01/2022 (a)(c)	6,315
USD	150	Calpine Corp., 5.25%, 06/01/2021 (a)(c)	151,503
USD	53	CCO Holdings LLC / CCO Holdings Capital Corp., 5.38%, 06/01/2024 (a)(c)	54,921
USD	525	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 02/15/2021 (a)(c)	553,066
USD	109	Cedar Fair LP, 5.25%, 07/15/2024 (a)(c)	112,815
USD	125	Century Communities, Inc., 5.88%, 07/15/2020 (c)	125,625
USD	114	Century Communities, Inc., 6.75%, 06/01/2022 (a)(c)	117,847
USD	100	CenturyLink, Inc., 5.63%, 04/01/2020	101,312
USD	292	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/2020 (a)(c)	292,642
USD	374	Cheniere Corpus Christi Holdings LLC, 5.88%, 10/02/2024 (c)	411,437
USD	90	Cheniere Energy Partners LP, 5.25%, 10/01/2020 (c)	93,264
USD	140	Chesapeake Energy Corp., 8.00%, 01/15/2020 (c)	119,700
USD	112	Clean Harbors, Inc., 4.88%, 07/15/2022 (a)(c)	115,220
USD	16	Clean Harbors, Inc., 5.13%, 07/15/2024 (a)(c)	16,865
USD	240	Cogent Communications Group, Inc., 5.38%, 12/01/2021 (a)(c)	250,200
USD	40	Colfax Corp., 6.00%, 02/15/2021 (a)(c)	42,363
USD	76	Colfax Corp., 6.38%, 02/15/2022 (a)(c)	81,344
USD	143	Commercial Metals Co., 5.75%, 04/15/2021 (c)	147,290
USD	167	CommScope, Inc., 6.00%, 03/01/2022 (a)(c)	168,829
USD	39	CommScope, Inc., 8.25%, 03/01/2022 (a)(c)	38,415
USD	195	Consolidated Communications, Inc., 6.50%, 09/03/2019 (c)	176,790
EUR	265	Crown European Holdings SA, 3.38%, 11/15/2024 (a)(c)	326,123
USD	200	CSC Holdings LLC, 6.50%, 02/01/2024 (a)(c)	220,500
USD	200	CSC Holdings LLC, 10.88%, 10/15/2020 (a)(c)	227,814
USD	108	Cumulus Media New Holdings, Inc., 6.75%, 07/01/2022 (a)(c)	110,295
USD	145	CyrusOne LP / CyrusOne Finance Corp., 5.38%, 03/15/2022 (c)	153,700
USD	95	DaVita, Inc., 5.13%, 08/16/2019 (c)	94,907

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	240	Dell International LLC / EMC Corp., 5.30%, 07/01/2029 (a)(c)	$255,261
USD	76	Dell International LLC / EMC Corp., 5.88%, 08/16/2019 (a)(c)	77,314
USD	55	Dell International LLC / EMC Corp., 6.02%, 03/15/2026 (a)(c)	60,810
USD	150	Delta Air Lines, Inc., 4.38%, 01/19/2028 (c)	157,762
USD	107	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/2022 (a)(c)	108,739
USD	118	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/2022 (a)(c)	120,581
USD	245	Diamondback Energy, Inc., 5.38%, 05/31/2020 (c)	257,250
USD	145	DISH DBS Corp., 5.00%, 03/15/2023	139,925
USD	140	DISH DBS Corp., 5.88%, 07/15/2022	141,508
USD	135	Encompass Health Corp., 5.13%, 09/03/2019 (c)	136,890
EUR	100	Energizer Gamma Acquisition BV, 4.63%, 07/15/2021 (a)(c)	115,394
USD	135	First Data Corp., 5.75%, 08/03/2019 (a)(c)	138,888
USD	85	GCI LLC, 6.63%, 06/15/2021 (a)(c)	90,525
USD	85	GCI LLC, 6.88%, 04/15/2020 (c)	89,356
USD	142	General Motors Financial Co., Inc., Series A, (fixed rate to 09/30/2027, variable rate thereafter), 5.75%, 09/30/2027 (b)	132,415
USD	139	Getty Images, Inc., 9.75%, 03/01/2022 (a)(c)	145,255
USD	322	Goldman Sachs Group, Inc. (The), (fixed rate to 05/10/2020, variable thereafter), 5.38%, 05/10/2020 (b)	324,834
USD	120	Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2021 (c)	119,718
USD	193	Graham Holdings Co., 5.75%, 06/01/2021 (a)(c)	205,584
USD	125	Gray Television, Inc., 7.00%, 05/15/2022 (a)(c)	136,719
USD	21	Harland Clarke Holdings Corp., 8.38%, 09/03/2019 (a)(c)	17,745
USD	299	HCA, Inc., 5.88%, 08/15/2025 (c)	332,637
USD	10	HCA, Inc., 5.88%, 08/01/2028 (c)	11,163
USD	115	HCA, Inc., 7.50%, 02/15/2022	127,328
EUR	179	International Game Technology PLC, 3.50%, 06/15/2022 (a)(c)	208,869
EUR	100	IQVIA, Inc., 2.25%, 01/15/2028	110,700
USD	140	Iron Mountain, Inc., 5.25%, 12/27/2022 (a)(c)	141,050
USD	212	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 07/15/2020 (a)(c)	223,766
USD	180	JPMorgan Chase & Co., (fixed rate to 11/01/2022, variable thereafter), 4.63%, 11/01/2022 (b)	176,400
USD	60	Lennar Corp., 4.50%, 01/31/2024 (c)	62,580
USD	145	Lennar Corp., 4.75%, 05/29/2027 (c)	152,250
USD	185	Lennar Corp., 4.88%, 09/15/2023 (c)	194,712
USD	170	MDC Holdings, Inc., 6.00%, 10/15/2042 (c)	167,450
USD	243	Meredith Corp., 6.88%, 02/01/2021 (c)	257,580
USD	161	MGM Resorts International, 4.63%, 06/01/2026 (c)	165,025
USD	47	MGM Resorts International, 5.50%, 01/15/2027 (c)	49,834
USD	77	Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2022 (a)(c)	78,925
USD	190	Morgan Stanley, (fixed rate to 07/15/2020, variable thereafter), 5.55%, 07/15/2020 (b)	192,789
USD	142	Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2021 (a)(c)	111,115
USD	53	MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/2022 (c)	54,855
USD	95	Netflix, Inc., 5.88%, 11/15/2028	104,263
USD	285	Netflix, Inc., 6.38%, 05/15/2029 (a)	319,114
USD	159	New Enterprise Stone & Lime Co., Inc., 10.13%, 09/03/2019 (a)(c)	162,776
USD	53	Nine Energy Service, Inc., 8.75%, 11/01/2020 (a)(c)	51,808
USD	95	Novelis Corp., 5.88%, 09/30/2021 (a)(c)	98,444
USD	54	NRG Energy, Inc., 5.25%, 06/15/2024 (a)(c)	56,970
USD	60	NRG Energy, Inc., 7.25%, 05/15/2021 (c)	64,777
USD	250	Oasis Petroleum, Inc., 6.88%, 09/03/2019 (c)	246,726
USD	140	OI European Group BV, 4.00%, 12/15/2022 (a)(c)	140,700
USD	210	Parsley Energy LLC / Parsley Finance Corp., 5.63%, 10/15/2022 (a)(c)	216,825

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	21	Pitney Bowes, Inc., 3.88%, 09/01/2021 (c)	$20,427
USD	55	Post Holdings, Inc., 5.00%, 08/15/2021 (a)(c)	56,169
USD	167	Post Holdings, Inc., 5.00%, 08/15/2021 (a)(c)	170,549
USD	125	Qwest Capital Funding, Inc., 6.88%, 07/15/2028	114,687
USD	125	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	115,625
USD	199	Rite Aid Corp., 6.13%, 09/03/2019 (a)(c)	167,906
USD	145	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/2019 (a)(c)	147,175
USD	377	Sabine Pass Liquefaction LLC, 5.63%, 12/01/2024 (c)	418,457
USD	150	Six Flags Entertainment Corp., 4.88%, 09/03/2019 (a)(c)	153,375
USD	140	SM Energy Co., 6.75%, 09/15/2021 (c)	126,000
USD	364	Sprint Corp., 7.88%, 09/15/2023	405,860
USD	170	Staples, Inc., 7.50%, 04/15/2022 (a)(c)	173,825
USD	85	Staples, Inc., 10.75%, 04/15/2022 (a)(c)	87,975
USD	120	State Street Corp., 3.41%, 09/03/2019 (j)	93,000
USD	140	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2020 (a)(c)	138,768
USD	260	T-Mobile USA, Inc., 6.50%, 01/15/2021 (c)	276,822
USD	22	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 07/15/2022 (a)(c)	23,953
USD	309	Tenet Healthcare Corp., 4.63%, 07/15/2020 (c)	314,253
USD	65	Tenet Healthcare Corp., 6.25%, 02/01/2022 (a)(c)	67,470
USD	55	TransDigm, Inc., 6.00%, 09/03/2019 (c)	55,567
USD	114	USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2022 (a)(c)	118,550
USD	187	Valvoline, Inc., 5.50%, 09/03/2019 (c)	193,077
USD	215	Viking Cruises Ltd., 6.25%, 05/15/2020 (a)(c)	221,450
USD	22	Western Midstream Operating LP, 4.50%, 12/01/2027 (c)	21,893
USD	56	Western Midstream Operating LP, 4.75%, 05/15/2028 (c)	56,186
USD	68	WPX Energy, Inc., 5.75%, 06/01/2021 (c)	69,870
USD	115	WPX Energy, Inc., 8.25%, 06/01/2023 (c)	129,375
USD	115	Wyndham Destinations, Inc., 5.40%, 02/01/2024 (c)	121,037
USD	110	Wyndham Destinations, Inc., 6.35%, 07/01/2025 (c)	120,428
			18,044,481
ZAMBIA—0.3%
USD	230	First Quantum Minerals Ltd., 7.50%, 04/01/2020 (a)(c)	225,112
		Total Corporate Bonds — 66.5% (cost $46,665,567)	46,809,042

GOVERNMENT BONDS—67.0%
ANGOLA—1.0%
USD	640	Angolan Government International Bond, 9.38%, 05/08/2048 (a)	706,080

ARGENTINA—2.4%
ARS	9,600	Argentina POM Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 61.67%, 06/21/2020 (j)	211,864
USD	440	Argentine Republic Government International Bond, 5.63%, 01/26/2022	378,840
USD	1,090	Argentine Republic Government International Bond, 6.88%, 01/26/2027	901,975
USD	203	Argentine Republic Government International Bond, 8.28%, 12/31/2033 (f)	169,650
			1,662,329
AUSTRALIA—10.8%
AUD	300	Australia Government Bond, 2.75%, 11/21/2028 (a)	233,381
AUD	2,500	Australia Government Bond, 3.25%, 06/21/2039 (a)	2,174,678

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
AUD	3,500	Queensland Treasury Corp., 3.25%, 07/21/2028 (a)	$2,719,092
AUD	3,100	Treasury Corp. of Victoria, 6.00%, 10/17/2022	2,453,697
			7,580,848
BAHRAIN—0.7%
USD	430	Bahrain Government International Bond, 7.00%, 01/26/2026 (a)	482,597

BRAZIL—2.9%
BRL	2,400	Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2025	714,723
BRL	2,000	Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	618,024
USD	210	Brazilian Government International Bond, 2.63%, 01/05/2023	209,475
USD	400	Brazilian Government International Bond, 7.13%, 01/20/2037	511,504
			2,053,726
COLOMBIA—0.5%
USD	200	Colombia Government International Bond, 4.50%, 10/28/2025 (c)	215,300
USD	120	Colombia Government International Bond, 7.38%, 09/18/2037	165,151
			380,451
COSTA RICA—1.3%
USD	710	Costa Rica Government International Bond, 4.25%, 01/26/2023 (a)	703,794
USD	230	Costa Rica Government International Bond, 7.16%, 03/12/2045 (a)	237,765
			941,559
DOMINICAN REPUBLIC—1.7%
USD	210	Dominican Republic International Bond, 5.50%, 01/27/2025 (a)	223,127
USD	210	Dominican Republic International Bond, 5.88%, 04/18/2024 (a)(f)	224,973
USD	100	Dominican Republic International Bond, 6.88%, 01/29/2026 (a)	113,626
USD	530	Dominican Republic International Bond, 8.63%, 04/20/2027 (a)(f)	639,318
			1,201,044
ECUADOR—1.8%
USD	630	Ecuador Government International Bond, 8.75%, 06/02/2023 (a)	678,195
USD	500	Ecuador Government International Bond, 10.75%, 01/31/2029 (a)	560,000
			1,238,195
EGYPT—2.9%
USD	405	Egypt Government International Bond, 7.60%, 03/01/2029 (a)	433,601
USD	860	Egypt Government International Bond, 7.90%, 02/21/2048 (a)	892,893
EGP	12,000	Egypt Treasury Bills, Zero Coupon, 08/20/2019	719,302
			2,045,796
EL SALVADOR—1.4%
USD	260	El Salvador Government International Bond, 5.88%, 01/30/2025 (a)	267,150
USD	640	El Salvador Government International Bond, 7.65%, 06/15/2035 (a)	695,206
			962,356
GHANA—1.1%
GHS	1,700	Ghana Government Bond, 21.50%, 03/09/2020	322,200
USD	420	Ghana Government International Bond, 7.63%, 05/16/2029 (a)(f)	429,013
			751,213
INDONESIA—5.5%
USD	940	Indonesia Government International Bond, 4.13%, 01/15/2025 (a)	996,621
USD	800	Indonesia Government International Bond, 5.13%, 01/15/2045 (a)	918,329
IDR	8,400,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	579,604

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
IDR	18,700,000	Indonesia Treasury Bond, 8.13%, 05/15/2024	$1,406,242
			3,900,796
KAZAKHSTAN—2.1%
USD	520	Kazakhstan Government International Bond, 3.88%, 10/14/2024 (a)	549,900
USD	681	Kazakhstan Government International Bond, 6.50%, 07/21/2045 (a)	944,972
			1,494,872
KENYA—1.2%
USD	420	Kenya Government International Bond, 6.88%, 06/24/2024 (a)	451,248
USD	410	Kenya Government International Bond, 8.25%, 02/28/2048 (a)	426,507
			877,755
MALAYSIA—2.2%
MYR	900	Malaysia Government Bond, 3.49%, 03/31/2020	218,595
MYR	2,600	Malaysia Government Bond, 3.88%, 03/10/2022	639,071
MYR	2,700	Malaysia Government Bond, 4.18%, 07/15/2024	675,294
			1,532,960
MEXICO —0.9%
MXN	4,600	Mexican Bonos, 5.75%, 03/05/2026	219,677
USD	400	Mexico Government International Bond, 3.50%, 01/21/2021	406,004
			625,681
NEW ZEALAND—4.4%
NZD	3,800	New Zealand Government Bond, 4.50%, 04/15/2027 (a)	3,077,384

NIGERIA—2.1%
NGN	296,000	Nigeria Government Bond, 14.50%, 07/15/2021	846,695
USD	200	Nigeria Government International Bond, 7.14%, 02/23/2030 (a)	206,408
USD	200	Nigeria Government International Bond, 7.63%, 11/28/2047 (a)	201,116
USD	200	Nigeria Government International Bond, 7.88%, 02/16/2032 (a)	212,380
			1,466,599
OMAN—1.0%
USD	460	Oman Government International Bond, 6.00%, 08/01/2029 (a)	458,850
USD	230	Oman Government International Bond, 6.75%, 01/17/2048 (a)	216,527
			675,377
PARAGUAY—0.3%
USD	200	Paraguay Government International Bond, 5.00%, 04/15/2026 (a)	219,002

PERU—1.5%
PEN	1,485	Peru Government Bond, 6.15%, 08/12/2032 (a)	509,894
PEN	1,450	Peruvian Government International Bond, 6.95%, 08/12/2031 (a)	529,962
			1,039,856
PHILIPPINES—1.3%
PHP	2,640	Philippine Government Bond, 5.50%, 03/08/2023	53,359
PHP	7,930	Philippine Government Bond, 5.75%, 04/12/2025	163,970
PHP	32,960	Philippine Government Bond, 6.25%, 03/22/2028	716,149
			933,478
POLAND—0.5%
PLN	1,400	Republic of Poland Government Bond, 4.00%, 10/25/2023	393,096

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
QATAR—0.4%
USD	217	Qatar Government International Bond, 5.10%, 04/23/2048 (a)	$260,788

ROMANIA—2.2%
USD	1,470	Romanian Government International Bond, 4.88%, 01/22/2024 (a)	1,584,292

RUSSIA—2.4%
RUB	26,000	Russian Federal Bond - OFZ, 7.70%, 03/23/2033	420,477
RUB	25,200	Russian Federal Bond - OFZ, 8.15%, 02/03/2027	420,482
USD	800	Russian Foreign Bond - Eurobond, 4.75%, 05/27/2026 (a)	858,540
			1,699,499
RWANDA—0.8%
USD	350	Rwanda International Government Bond, 6.63%, 05/02/2023 (a)	372,974
USD	200	Rwanda International Government Bond,, 6.63%, 05/02/2023 (a)	213,128
			586,102
SAUDI ARABIA—0.6%
USD	410	Saudi Government International Bond, 4.38%, 04/16/2029 (a)	452,196

SENEGAL—0.5%
USD	330	Senegal Government International Bond, 8.75%, 05/13/2021 (a)	359,436

SOUTH AFRICA—1.5%
USD	1,030	Republic of South Africa Government International Bond, 4.88%, 04/14/2026	1,054,462

SRI LANKA—1.2%
LKR	5,000	Sri Lanka Government Bonds, 9.25%, 05/01/2020	28,527
LKR	10,000	Sri Lanka Government Bonds, 11.00%, 08/01/2021	58,897
LKR	55,000	Sri Lanka Government Bonds, 11.50%, 12/15/2021	328,644
USD	200	Sri Lanka Government International Bond, 7.55%, 03/28/2030 (a)	203,489
USD	200	Sri Lanka Government International Bond, 7.85%, 03/14/2029 (a)	207,738
			827,295
TANZANIA—0.1%
USD	45	Tanzania Government International Bond, 8.69%, 03/09/2020 (a)(f)(j)	45,090

TURKEY—1.7%
TRY	5,600	Turkey Government Bond, 10.50%, 08/11/2027	797,205
USD	430	Turkey Government International Bond, 6.00%, 03/25/2027	416,025
			1,213,230
UKRAINE—2.7%
EUR	400	Ukraine Government International Bond, 6.75%, 06/20/2026 (a)	481,457
USD	1,330	Ukraine Government International Bond, 7.75%, 09/01/2025 (a)	1,405,411
			1,886,868
URUGUAY—1.4%
USD	50	Uruguay Government International Bond, 4.38%, 10/27/2027 (f)	54,438
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036 (f)	211,701
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033	240,489
UYU	15,800	Uruguay Government International Bond, 9.88%, 06/20/2022 (a)	465,057
			971,685
		Total Government Bonds — 67.0% (cost $45,641,924)	47,183,993

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
LONG-TERM INVESTMENT—0.0%
WARRANT—0.0%
BRL	61	OAS S.A., Zero Coupon, (d)(g)(h)(k)	$—
		Total Long-Term Investments — 0.0% (cost $113,399)	—

COMMON STOCKS—0.0%
UNITED STATES—0.0%
USD	657	Cenveo Enterprises, Inc.(d)(g)(h)(l)	9,855
		Total Common Stocks — 0.0% (cost $17,410)	9,855

SHORT-TERM INVESTMENT—4.5%
UNITED STATES—4.5%
USD	3,174,696	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(m)	3,174,696
		Total Short-Term Investment — 4.5% (cost $3,174,696)	3,174,696
		Total Investments — 138.0% (cost $95,612,996)	97,177,586
		Liabilities in Excess of Other Assets — (38.0)%	(26,757,767)
		Net Assets—100.0%	$70,419,819

(a)	Denotes a restricted security.
(b)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	Level 3 security. See Note (a) of the accompanying Notes to Portfolio of Investments.
(e)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(f)	Sinkable security.
(g)	Illiquid security.
(h)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(i)	This security is government guaranteed.
(j)

Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Non-Income Producing Security.
(l)	Security is Delisted.
(m)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CNH—Chinese Yuan Renminbi Offshore

CNY—Chinese Yuan Renminbi

EGP—Egyptian Pound

EUR—Euro Currency

GBP—British Pound Sterling

GHS—Ghanaian Cedi

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

LKR—Sri Lanka Rupee

MXN—Mexican Peso

See Notes to Portfolio of Investments.

MYR—Malaysian Ringgit

NGN—Nigerian Naira

NZD—New Zealand Dollar

PEN—Peruvian Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwan Dollar

UAH—Ukraine hryvna

USD—U.S. Dollar

UYU—Uruguayan Peso

At July 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
08/15/2019	Citibank N.A.	GBP	482,000	USD	607,163	$586,511	$(20,652)
08/15/2019	UBS AG	GBP	2,609,000	USD	3,275,203	3,174,704	(100,499)
Chinese Renminbi/United States Dollar
10/11/2019	UBS AG	CNY	1,377,820	USD	200,000	199,512	(488)
CNH/United States Dollar
10/11/2019	ROYAL BANK OF CANADA (UK)	CNH	12,535,164	USD	1,818,858	1,813,767	(5,091)
Euro/United States Dollar
08/15/2019	Citibank N.A.	EUR	3,787,000	USD	4,273,720	4,196,470	(77,250)
08/15/2019	UBS AG	EUR	529,000	USD	597,952	586,198	(11,754)
Indonesian Rupiah/United States Dollar
08/01/2019	Citibank N.A.	IDR	1,003,191,000	USD	70,000	71,570	1,570
08/30/2019	Citibank N.A.	IDR	985,320,000	USD	70,001	69,714	(287)
Malaysian Ringgit/United States Dollar
08/16/2019	BNP Paribas S.A.	MYR	412,450	USD	100,000	99,933	(67)
Singapore Dollar/United States Dollar
09/11/2019	ROYAL BANK OF CANADA (UK)	SGD	2,931,000	USD	2,167,018	2,134,369	(32,649)
09/19/2019	Citibank N.A.	SGD	203,081	USD	150,000	147,905	(2,095)
South Korean Won/United States Dollar
08/30/2019	Citibank N.A.	KRW	117,158,000	USD	100,000	98,700	(1,300)
08/30/2019	HSBC Bank USA	KRW	3,210,921,000	USD	2,700,000	2,705,051	5,051
Thai Baht/United States Dollar
08/22/2019	HSBC Bank USA	THB	46,000,000	USD	1,438,849	1,489,231	50,382
08/22/2019	UBS AG	THB	12,432,420	USD	399,999	402,494	2,495
TRY/United States Dollar
10/10/2019	UBS AG	TRY	4,334,000	USD	734,102	756,887	22,785
						$18,533,016	$(169,849)

See Notes to Portfolio of Investments.

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
09/20/2019	Citibank N.A.	USD	4,321,661	AUD	6,200,000	$4,246,912	$74,749
United States Dollar/Brazilian Real
08/22/2019	UBS AG	USD	522,088	BRL	2,109,000	551,961	(29,873)
United States Dollar/British Pound
08/15/2019	Barclays Bank plc	USD	3,278,292	GBP	2,609,000	3,174,704	103,588
08/15/2019	Citibank N.A.	USD	3,286,492	GBP	2,609,000	3,174,704	111,788
United States Dollar/Euro
08/15/2019	UBS AG	USD	8,782,017	EUR	7,774,000	8,614,566	167,451
United States Dollar/Indonesian Rupiah
08/01/2019	Citibank N.A.	USD	71,483	IDR	1,003,191,000	71,570	(87)
08/30/2019	UBS AG	USD	900,000	IDR	12,649,635,000	894,989	5,011
United States Dollar/Malaysian Ringgit
08/16/2019	BNP Paribas S.A.	USD	300,000	MYR	1,234,800	299,180	820
08/16/2019	STANDARD CHARTERED BANK	USD	76,929	MYR	320,000	77,533	(604)
United States Dollar/New Taiwan Dollar
09/27/2019	Citibank N.A.	USD	300,000	TWD	9,407,400	302,989	(2,989)
United States Dollar/New Zealand Dollar
09/20/2019	Citibank N.A.	USD	1,846,485	NZD	2,800,000	1,840,308	6,177
United States Dollar/Philippine Peso
10/18/2019	ROYAL BANK OF CANADA (UK)	USD	300,000	PHP	15,390,450	301,308	(1,308)
United States Dollar/Singapore Dollar
09/19/2019	Citibank N.A.	USD	600,000	SGD	816,644	594,767	5,233
United States Dollar/South Korean Won
08/30/2019	Citibank N.A.	USD	250,000	KRW	289,125,000	243,574	6,426
United States Dollar/Thai Baht
08/22/2019	UBS AG	USD	300,000	THB	9,251,670	299,519	481
United States Dollar/TRY
10/10/2019	Citibank N.A.	USD	780,149	TRY	4,479,000	782,209	(2,060)
10/10/2019	UBS AG	USD	734,271	TRY	4,334,000	756,887	(22,616)
						$26,227,680	$422,187

* Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2019, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Fixed Rate	Floating Rate Index	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	12,100,000	11/04/2024	Citibank	Pay	2.44%	3-month LIBOR Index	$—	$(355,387)
USD	700,000	07/23/2029	Goldman Sachs	Pay	1.97%	3-month LIBOR Index	—	446
USD	16,500,000	10/25/2027	CitibankCitibank	Pay	2.36%	3-month LIBOR Index	—	(647,280)
							$—	$(1,002,221)

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2019

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes at lower prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9-, and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.